Income Tax Expense	12 Months Ended
Dec. 31, 2018
Major components of tax expense (income) [Abstract]
Income Tax Expense
41.	INCOME TAX EXPENSE

(1)	Details of income tax expenses are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2016	2017	2018
Current tax expense:
Current tax expense with respect to the current period	332,996	471,669	432,645
Adjustments recognized in the current period in relation to the tax expense of prior periods	(22,138)	(5,209)	5,923

Sub-total	310,858	466,460	438,568

Deferred tax expense (income):
Changes in deferred tax assets (liabilities) relating to the temporary differences	(35,002)	(47,042)	314,655

Income tax expense	275,856	419,418	753,223

(2)	Income tax expense reconciled to net income before income tax expense is as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2016	2017	2018
Net income before income tax expense	1,553,389	1,949,506	2,804,872
Tax calculated at statutory tax rate(*)	375,458	471,318	760,978
Adjustments:
Effect of income that is exempt from taxation	(75,166)	(55,983)	(49,418)
Effect of expenses that are not deductible in determining taxable income	13,664	22,254	18,639
Adjustments recognized in the current period in relation to the current tax of prior periods	(22,138)	(5,209)	5,923
Others	(15,962)	(12,962)	17,101

Sub-total	(99,602)	(51,900)	(7,755)

Income tax expense	275,856	419,418	753,223

Effective tax rate	17.76%	21.5%	26.9%

(*)

The applicable income tax rate: 1) 11% for taxable income below 200 million Won, 2) 22% for above 200 million Won and below 20 billion Won, 3) 24.2% for above 20 billion Won and below 300 billion Won, 4) 27.5% for above 300 billion Won.

(3)	Changes in cumulative temporary differences are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2016
	Beginning balance	Recognized as income (expense)	Recognized as other comprehensive income (expense)	Ending balance
Gain (loss) on financial assets at FVTPL	445,729	(18,524)	—	427,205
Gain (loss) on AFS financial assets	(121,536)	57	(666)	(122,145)
Gain (loss) on valuation using the equity method of accounting	5,106	26,500	1,337	32,943
Gain (loss) on valuation of derivatives	(39,774)	(4,079)	—	(43,853)
Accrued income	(82,148)	12,188	—	(69,960)
Provision for loan losses	(50,504)	3,693	—	(46,811)
Loan and receivables written off	54,225	(310)	—	53,915
Loan origination costs and fees	(103,912)	(4,190)	—	(108,102)
Defined benefit liability	203,423	32,536	(10,914)	225,045
Deposits with employee retirement insurance trust	(187,044)	(39,277)	—	(226,321)
Provision for guarantee	69,225	(28,087)	—	41,138
Other provision	27,898	4,494	—	32,392
Others	(29,470)	50,001	(5,993)	14,538

Net deferred tax assets	191,218	35,002	(16,236)	209,984

	For the year ended December 31, 2017
	Beginning balance	Recognized as income (expense)	Recognized as other comprehensive income (expense)	Ending balance
Gain (loss) on financial assets	407,128	72,945	(1,008)	479,065
Gain (loss) on valuation using the equity method of accounting	32,859	(6,473)	(1,904)	24,482
Gain (loss) on valuation of derivatives	(43,818)	33,806	(248)	(10,260)
Accrued income	(69,959)	8,972	—	(60,987)
Provision for loan losses	(46,811)	(886)	—	(47,697)
Loan and receivables written off	53,915	(44,138)	—	9,777
Loan origination costs and fees	(108,102)	(29,218)	—	(137,320)
Defined benefit liability	225,045	54,533	4,656	284,234
Deposits with employee retirement insurance trust	(226,321)	(61,012)	—	(287,333)
Provision for guarantee	41,138	(10,536)	—	30,602
Other provision	32,392	12,761	—	45,153
Others(*)	(87,479)	16,289	(1,075)	(72,265)

Net deferred tax assets	209,987	47,043	421	257,451

(*)	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 15,652 million Won.

	For the year ended December 31, 2018
		IFRS 9 adoption effect
	Beginning balance	Recognized as retained earnings	Recognized as other comprehensive income (loss)	Beginning balance after IFRS 9 adoption	Business combination	Recognized as income (expense)	Recognized as other comprehensive income (expense)(*2)	Ending Balance
Gain (loss) on financial assets	479,065	(150,140)	149,796	478,721	—	(102,170)	(4,205)	372,346
Gain on valuation using the equity method of accounting	24,482	—	—	24,482	—	3,203	669	28,354
Gain (loss) on valuation of derivatives	(10,260)	(3,990)	—	(14,250)	—	(13,617)	360	(27,507)
Accrued income	(60,987)	—	—	(60,987)	621	4,520	—	(55,846)
Provision for loan losses	(47,697)	47,446	—	(251)	399	(52,493)	—	(52,345)
Loan and receivables written off	9,777	—	—	9,777	—	(3,105)	—	6,672
Loan origination costs and fees	(137,320)	36	—	(137,284)	—	(17,147)	—	(154,431)
Defined benefit liability	284,234	—	—	284,234	317	43,821	31,715	360,087
Deposits with employee retirement insurance trust	(287,333)	—	—	(287,333)	—	(31,092)	95	(318,330)
Provision for guarantee	30,602	1,370	—	31,972	—	(20,598)	—	11,374
Other provision	45,153	25,879	—	71,032	—	4,162	—	75,194
Others(*1)	(72,265)	4,917	—	(67,348)	44	(130,137)	(6,642)	(204,083)

Net deferred tax assets	257,451	(74,482)	149,796	332,765	1,381	(314,653)	21,992	41,485

(*1)	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 18,154 million Won.
(*2)	Includes 1,429 million Won presented on non-controlling interests.

(4)	Unrealizable temporary differences are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2018
Deductible temporary differences	126,818	272,911
Tax loss carry forward	96,135	149,035
Taxable temporary differences	(1,298,586)	(868,541)

Total	(1,075,633)	(446,595)

No deferred income tax asset has been recognized for the deductible temporary difference of 227,144 million Won associated with investments in subsidiaries and associates as of December 31, 2018, because it is not probable that the temporary differences will be reversed in the foreseeable future. 45,767 million Won associated with others, respectively, as of December 31, 2018, due to the uncertainty that these will be realized in the future.

No deferred income tax liability has been recognized for the taxable temporary difference of 866,294 million Won associated with investment in subsidiaries and associates as of December 31, 2018, due to the following reasons:

•	The Group is able to control the timing of the reversal of the temporary difference.

•	It is probable that the temporary difference will not be reversed in the foreseeable future.

2,247 million Won associated with others are not recognized as deferred tax liabilities as it is not probable that the associated temporary differences will be reversed in the foreseeable future.

As of December 31, 2018, the expected extinctive date of tax loss carry forward that are not recognized as deferred tax assets are as follows (Unit: Korean Won in millions):

	1 year or less	1 – 2 years	2 – 3 years	More than 3 years
Tax loss carry forward	—	—	—	149,035

(5)	Details of accumulated deferred tax charged directly to other equity are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2018
Net gain on valuation of financial assets at FVTOCI	—	31,422
Loss on valuation of AFS securities	(114,169)
Share of other comprehensive loss of and associates	(954)	(285)
Gain on foreign currency translation of foreign operations	15,855	8,183
Remeasurements of the net defined benefit liability	56,317	88,127
Gain (loss) on derivatives designated as cash flow hedge	(248)	1,140

Total	(43,199)	128,587

(6)	Current tax assets and liabilities are as follows (Unit: Korean Won in millions)

	December 31, 2017	December 31, 2018
Current tax assets	4,722	20,730
Current tax liabilities	232,600	159,078